Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables And Accruals

	As of December 31,
	2025	2024
Payables in respect of research and development expenses	$1,786	$1,248
Accrued salaries and bonuses	28	785
Accrued other expenses	4,303	5,133
	$6,117	$7,166